Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Class A CNY (¥) shares		Class B CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Parent CNY (¥)	Parent USD ($)	Noncontrolling Interest CNY (¥)
Balance (in shares) at Dec. 31, 2014 | shares			20,608,118		8,515,000	(1,067,816)
Balance at Dec. 31, 2014	¥ 1,939,872		¥ 69	[1]	¥ 29	¥ (73,251)	¥ 889,417	¥ 1,062,040	¥ (27,357)	¥ 1,850,947		¥ 88,925
Net Income	526,302							535,825		535,825		(9,523)
Share-based compensation	¥ 67,672						67,672			67,672
Vesting of restricted shares | shares			144,606
Issuance of ordinary shares upon exercise of options (in shares) | shares	49,887	49,887	49,887
Issuance of ordinary shares upon exercise of options	¥ 4,352						4,352			4,352
Repurchase of ordinary shares (in shares) | shares						(178,257)
Repurchase of ordinary shares (Note 13)	(44,586)					¥ (44,586)				(44,586)
Other comprehensive income-foreign currency translation adjustments	4,885								4,882	4,882		3
Other comprehensive income-change in fair value of available-for-sale investments	44,166								44,166	44,166
Other comprehensive income-realized gains on the available-for-sale investments	(43,448)								(43,448)	(43,448)
Non-controlling Interest capital injection	5,882											5,882
Non-controlling Interest capital return	(4,000)											(4,000)
Changes in equity ownership on partial disposal of subsidiaries	32,900						29,076			29,076		3,824
Balance (in shares) at Dec. 31, 2015 | shares			20,802,611		8,515,000	(1,246,073)
Balance at Dec. 31, 2015	2,533,997		¥ 69	[1]	¥ 29	¥ (117,837)	990,517	1,597,865	(21,757)	2,448,886		85,111
Net Income	603,228							643,829		643,829		(40,601)
Share-based compensation	¥ 79,171						79,171			79,171
Vesting of restricted shares | shares			138,492
Issuance of ordinary shares upon exercise of options (in shares) | shares	62,430	62,430	62,430
Issuance of ordinary shares upon exercise of options	¥ 4,539		¥ 1	[1]			4,538			4,539
Repurchase of ordinary shares (in shares) | shares						(41,132)
Repurchase of ordinary shares (Note 13)	(12,602)					¥ (12,602)				(12,602)
Other comprehensive income-foreign currency translation adjustments	19,242								19,325	19,325		(83)
Other comprehensive income-change in fair value of available-for-sale investments	(3,001)								(3,001)	(3,001)
Other comprehensive income-realized gains on the available-for-sale investments	(27,693)
Non-controlling interest capital injection	336,000
Non-controlling Interest capital injection	5,698											5,698
Changes in equity ownership on partial disposal of subsidiaries	161,000						151,990			151,990		9,010
Balance (in shares) at Dec. 31, 2016 | shares			21,003,533		8,515,000	(1,287,205)
Balance at Dec. 31, 2016	3,391,272		¥ 70	[1]	¥ 29	¥ (130,439)	1,226,216	2,241,694	(5,433)	3,332,137		59,135
Net Income	755,379							769,124		769,124		(13,745)
Termination of redeemable non-controlling interest of a subsidiary (Note 12)	(6,201)							(6,201)		(6,201)
Share-based compensation	¥ 93,635						93,635			93,635
Vesting of restricted shares | shares			115,995
Issuance of ordinary shares upon exercise of options (in shares) | shares	203,174	203,174	203,174
Issuance of ordinary shares upon exercise of options	¥ 19,692		¥ 1	[1]			19,691			19,692
Repurchase of ordinary shares (in shares) | shares	(99,347)	(99,347)				(99,347)
Repurchase of ordinary shares (Note 13)	¥ (31,280)	$ (4,809)				¥ (31,280)				(31,280)
Other comprehensive income-foreign currency translation adjustments	(33,876)	(5,208)							(33,849)	(33,849)		(27)
Other comprehensive income-change in fair value of available-for-sale investments	252,706								252,706	252,706
Other comprehensive income-realized gains on the available-for-sale investments	(22,149)
Non-controlling interest capital injection	35,123											35,123
Non-controlling Interest capital divestment	(1,970)						30			30		(2,000)
Conversion of convertible notes, Shares | shares			108,554
Changes in equity ownership on partial disposal of subsidiaries										30	$ 5
Conversion of convertible notes, Value	33,266						33,266			33,266
Transfer of Class B shares to Class A shares | shares			50,000		(50,000)
Retirement of treasury stock, Value			¥ (4)	[1]		¥ 121,452		(121,448)
Retirement of treasury stock, Shares | shares			(1,246,073)			1,246,073
Balance (in shares) at Dec. 31, 2017 | shares			20,235,183		8,465,000	(140,479)
Balance at Dec. 31, 2017	¥ 4,507,746	$ 692,834	¥ 67	[1]	¥ 29	¥ (40,267)	¥ 1,372,838	¥ 2,883,169	¥ 213,424	¥ 4,429,260		¥ 78,486

[1]	The amount less than RMB 1 is rounded to zero.